INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2015
Investments in Equity Investees

The Group’s investments in equity investees comprise the following:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$ (Note 3)
Investments accounted for under equity method:
ZTE9 network technology Co., Ltd., Wuxi (“ZTE9”)	67,020	—	—
System Link Corporation Limited (“System Link”)<1>	—	215,631,351	33,287,744
Shanghai Jiucheng Advertisement Co., Ltd. (“Jiucheng Advertisement”) <2>	—	12,751,438	1,968,483
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,543,734
G10 Entertainment Corporation (“G10”) Ltd.	24,892,921	24,892,921	3,842,805
CrowdStar Inc. (“Crowdstar”)	1,627,099	1,627,099	251,181
Tandem Fund II, L.P. (“Tandem Fund”)	2,636,885	2,636,885	407,065

Total	39,223,925	267,539,694	41,301,012